Loans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Deferred Income	$ 11,100,000	$ 10,400,000
Deposit Liabilities Reclassified as Loans Receivable	2,900,000	1,700,000
Troubled Debt Restructuring, Classification removed	2,700,000	1,200,000
Partial charge-offs on impaired loans	24,943,000	28,705,000
Allowance for loans individually evaluated for impairment	548,000	4,191,000
Recorded investment, related to loans	2,100,000	19,900,000
Loans 90 days past due and still accruing	2,138,000	1,975,000
financing receivable non accrual current	65,900,000	55,500,000
TDRs included in nonaccrual loan totals	46,900,000	41,100,000
Nonaccrual TDRs considered current	38,000,000	19,100,000
TDRs included in accruing loan totals	18,200,000	25,100,000
Commitments to lend additional funds to borrowers whose terms had been modified in a TDR	700,000	2,300,000
Specific reserves related to troubled debt restructuring	200,000	2,300,000
Additional specific reserves related to troubled debt restructuring	1,000,000	1,300,000	$ 700,000
Modified substandard commercial loans, total recorded investment	26,000	116,000
Modified substandard consumer loans total recorded investment	7,400,000	16,500,000
Nonaccrual loans not classified as TDRs at prior fiscal year end	9,400,000	800,000	700,000
Recorded investment modified as TDRs	3,798,000	2,854,000	2,009,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	0	0
Loans 90 days past due and still accruing	1,139,000	1,093,000
Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	43,400,000	47,000,000
New loan made to related party	5,400,000	5,800,000
Repayment of loans due from related party	15,300,000	12,900,000
Increase (Decrease) in Customer Advances	3,500,000	7,100,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Recorded investment modified as TDRs	111,000	44,000	314,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Recorded investment modified as TDRs	3,700,000	2,800,000	$ 1,700,000
Financing Receivable With No Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	24,700,000	24,200,000
Financing Receivable With Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	200,000	4,500,000
Loans receivable | Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	$ 29,600,000	$ 36,000,000